Related party transactions - President, CEO (Details) - EUR (€)		5 Months Ended	7 Months Ended	12 Months Ended
	Jul. 30, 2020	Dec. 31, 2020	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Other compensation perquisites				€ 35,731	€ 80,244	€ 118,619
Pekka Lundmark
Related party transactions
Base salary / fee		€ 541,667		1,300,000
Cash incentive payments		573,068		2,975,781
Share-based payment expenses		1,063,164		4,263,505
Pension expenses		211,050		589,873
Total		€ 2,388,949		9,129,159
Rajeev Suri
Related party transactions
Base salary / fee			€ 759,365			1,300,000
Cash incentive payments			945,697			637,163
Share-based payment expenses			1,276,825			2,265,547
Pension expenses			341,591			353,846
Total			€ 3,323,478			€ 4,556,556
Termination benefits	€ 5,122,317
Termination benefit reversal				€ 96,201